UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Australia — 8.3%
AGL Energy, Ltd.	26,890	$358,610
Amcor, Ltd.	14,610	139,320
APA Group	28,846	175,848
ARB Corp., Ltd.	2,741	29,897
Ardent Leisure Group	12,742	18,689
Aristocrat Leisure, Ltd.	11,229	82,517
Asciano, Ltd.	20,332	128,898
Boral, Ltd.	5,759	23,109
Brambles, Ltd.	20,697	165,335
Caltex Australia, Ltd.	4,560	121,946
Cochlear, Ltd.	811	54,357
Commonwealth Bank of Australia	6,814	385,166
Computershare, Ltd.	15,937	118,983
CSL, Ltd.	4,405	328,124
Domino’s Pizza Enterprises, Ltd.	1,212	52,043
DuluxGroup, Ltd.	5,657	26,217
GPT Group (The)	11,738	41,061
GUD Holdings, Ltd.	6,188	28,803
GWA Group, Ltd.	11,241	16,222
Incitec Pivot, Ltd.	11,120	24,786
IRESS, Ltd.	4,049	27,883
iSentia Group, Ltd.	19,466	63,694
James Hardie Industries PLC CDI	4,004	46,397
JB Hi-Fi, Ltd.	3,121	52,325
Macquarie Atlas Roads Group	10,339	31,654
McMillan Shakespeare, Ltd.	3,315	30,172
Mirvac Group	18,336	25,036
National Australia Bank, Ltd.	4,515	89,695
Navitas, Ltd.	9,965	33,230
Newcrest Mining, Ltd.(1)	3,087	29,020
Orica, Ltd.	4,147	42,262
Origin Energy, Ltd.	20,678	61,199
Orora, Ltd.	57,701	90,100
Premier Investments, Ltd.	3,446	32,402
Programmed Maintenance Services, Ltd.	6,767	9,718
Ramsay Health Care, Ltd.	3,178	137,977
Recall Holdings, Ltd.	7,050	33,122
Rio Tinto, Ltd.	2,553	72,096
Scentre Group	4,083	12,754
SMS Management & Technology, Ltd.	8,747	14,998
Sonic Healthcare, Ltd.	6,134	80,867
Southern Cross Media Group, Ltd.	25,786	20,803
Star Entertainment Group, Ltd. (The)	17,795	68,688
Suncorp Group, Ltd.	2,484	20,723
Super Retail Group, Ltd.	4,935	36,072
Tabcorp Holdings, Ltd.	17,246	56,696
Tatts Group, Ltd.	19,917	59,248
Telstra Corp., Ltd.	140,712	566,978
Tox Free Solutions, Ltd.	9,194	17,254
Transpacific Industries Group, Ltd.	36,318	19,078
Transurban Group	27,194	209,657
Treasury Wine Estates, Ltd.	11,839	77,054
Village Roadshow, Ltd.	4,552	22,614
Washington H. Soul Pattinson & Co., Ltd.	4,310	51,409
Wesfarmers, Ltd.	1,800	54,311

Security	Shares	Value
Westfield Corp.	3,277	$23,328
Westpac Banking Corp.	8,556	189,483
Whitehaven Coal, Ltd.(1)	23,116	6,873
Woodside Petroleum, Ltd.	12,096	243,787
Woolworths, Ltd.	23,156	402,560

		$5,483,148

Austria — 0.9%
ams AG	2,962	$81,793
CA Immobilien Anlagen AG	1,563	26,805
Conwert Immobilien Invest SE(1)	2,110	29,839
EVN AG	2,151	23,772
Flughafen Wien AG	411	36,133
Immofinanz AG(1)	21,576	40,663
Lenzing AG	490	32,758
Oesterreichische Post AG	540	19,165
OMV AG	5,438	139,976
RHI AG	859	16,140
Schoeller-Bleckmann Oilfield Equipment AG	231	12,058
Verbund AG	6,332	76,550
Voestalpine AG	1,914	50,336
Wienerberger AG	1,390	21,271

		$607,259

Belgium — 1.9%
Ageas	1,164	$47,271
Anheuser-Busch InBev SA/NV	1,886	237,196
Bekaert SA	1,080	34,796
bpost SA	2,643	62,700
Colruyt SA	978	52,293
Econocom Group SA/NV	2,876	26,965
Euronav SA	2,460	28,687
EVS Broadcast Equipment SA	652	20,859
Groupe Bruxelles Lambert SA	2,220	168,783
Nyrstar NV(1)	10,150	14,893
Proximus SADP	4,820	166,614
Telenet Group Holding NV(1)	2,650	137,943
UCB SA	2,340	200,072
Umicore SA	2,518	92,575

		$1,291,647

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$49,295
A.P. Moller-Maersk A/S, Class B	54	69,478
Carlsberg A/S, Class B	2,023	170,554
Danske Bank A/S	5,821	156,652
DSV A/S	1,432	55,728
Novo Nordisk A/S, Class B	3,312	185,036
Novozymes A/S, Class B	4,257	177,684
Pandora A/S	1,480	198,002
Royal Unibrew A/S	730	30,608
SimCorp A/S	775	38,024
TDC A/S	20,226	86,859
Tryg A/S	3,287	62,851

		$1,280,771

Finland — 2.0%
Amer Sports Oyj	4,419	$120,954
Elisa Oyj	3,299	119,487
Fortum Oyj	9,596	150,892
Huhtamaki Oyj	1,520	53,731
Kemira Oyj	2,727	30,895
Kesko Oyj, Class B	3,462	138,896
Kone Oyj, Class B	1,663	73,096

Security	Shares	Value
Metso Oyj	1,100	$22,697
Neste Oyj	4,257	133,369
Nokia Oyj	16,758	120,716
Orion Oyj, Class B	3,365	111,019
Sampo Oyj, Class A	2,829	136,992
Sanoma Oyj	4,285	19,797
Stora Enso Oyj	5,321	43,365
Valmet Oyj	3,262	32,430

		$1,308,336

France — 7.8%
Accor SA	611	$23,205
ADP	379	42,933
Air Liquide SA	4,325	447,246
Airbus Group SE	2,452	154,221
Alstom SA(1)	504	13,524
Alten SA	634	35,686
Atos SE	1,608	127,118
BNP Paribas SA	3,858	182,760
Bouygues SA	672	26,305
Christian Dior SE	293	49,554
CNP Assurances	2,759	36,895
Danone SA	4,879	336,043
Dassault Systemes SA	2,600	200,963
Edenred	900	16,933
Engie SA	28,577	455,962
Eutelsat Communications SA	985	31,835
Fonciere des Regions	297	25,235
Groupe Eurotunnel SE	2,197	25,246
Hermes International	129	43,888
Iliad SA	447	112,089
Ingenico Group SA	754	89,006
Kering SA	430	72,465
Klepierre	713	30,903
L’Oreal SA	1,343	229,552
Lagardere SCA	1,361	38,677
LVMH Moet Hennessy Louis Vuitton SE	902	145,084
Neopost SA	811	19,409
Orange SA	26,441	469,477
Orpea	620	49,079
Remy Cointreau SA	348	24,994
Rubis SCA	423	31,647
Safran SA	948	61,414
Sanofi	4,652	386,863
SCOR SE	1,284	44,758
Societe BIC SA	422	68,730
Sodexo SA	251	24,583
Sopra Steria Group	268	29,051
Suez Environnement Co. SA	5,207	96,525
Total SA	11,837	525,810
Unibail-Rodamco SE	378	95,279
Vinci SA	1,776	120,319
Vivendi SA	5,190	112,831
Wendel SA	200	20,028

		$5,174,125

Germany — 8.1%
Adidas AG	1,444	$148,693
Allianz SE	1,913	309,593
alstria office REIT AG	2,172	27,120
Aurubis AG	569	23,198
BASF SE	4,409	293,874
Bayer AG	3,063	344,729
Brenntag AG	492	24,141

Security	Shares	Value
Daimler AG	2,800	$196,038
Deutsche EuroShop AG	620	26,517
Deutsche Lufthansa AG(1)	2,923	42,862
Deutsche Telekom AG	33,899	590,279
Deutsche Wohnen AG, Bearer Shares	1,750	46,137
E.ON SE	35,060	359,253
Fraport AG	937	56,831
Fresenius Medical Care AG & Co. KGaA	705	62,612
Fresenius SE & Co. KGaA	1,677	111,282
GEA Group AG	1,196	50,176
Henkel AG & Co. KGaA	2,916	268,883
Henkel AG & Co. KGaA, PFC Shares	3,175	337,349
KWS Saat SE	85	23,662
LANXESS AG	524	21,634
LEG Immobilien AG	453	36,771
Linde AG	1,079	146,825
MAN SE	432	43,651
Merck KGaA	412	35,874
MTU Aero Engines AG	316	29,012
Muenchener Rueckversicherungs-Gesellschaft AG	660	127,163
Porsche Automobil Holding SE, PFC Shares	819	37,143
ProSiebenSat.1 Media SE	1,000	49,964
RWE AG	8,003	112,102
SAP SE	8,656	689,753
Siemens AG	3,848	368,830
Software AG	800	27,065
Stada Arzneimittel AG	690	23,905
TAG Immobilien AG	2,396	28,206
Telefonica Deutschland Holdings AG	3,587	17,792
TUI AG	2,680	45,514
Volkswagen AG	330	43,318
Volkswagen AG, PFC Shares	676	78,721
Wirecard AG	1,392	70,395

		$5,376,867

Hong Kong — 3.9%
Bank of East Asia, Ltd. (The)	23,200	$68,046
Cathay Pacific Airways, Ltd.	31,000	48,926
Cheung Kong Infrastructure Holdings, Ltd.	21,000	197,650
China Cord Blood Corp.(1)	5,000	29,900
China Traditional Chinese Medicine Co., Ltd.(1)	50,000	27,659
Chow Sang Sang Holdings International, Ltd.	13,000	19,491
CLP Holdings, Ltd.	26,000	217,732
Dairy Farm International Holdings, Ltd.	6,300	39,056
Esprit Holdings, Ltd.	27,800	28,746
G-Resources Group, Ltd.	1,212,000	28,559
Hang Lung Group, Ltd.	6,000	16,576
Hang Lung Properties, Ltd.	16,000	29,638
Hang Seng Bank, Ltd.	2,500	41,601
HC International, Inc.(1)	46,000	21,379
HKT Trust and HKT, Ltd.	111,000	146,305
Hongkong Land Holdings, Ltd.	13,000	81,911
Hopewell Holdings, Ltd.	33,500	101,663
Hysan Development Co., Ltd.	7,000	27,258
Jardine Matheson Holdings, Ltd.	2,400	126,083
Jardine Strategic Holdings, Ltd.	3,000	82,169
Johnson Electric Holdings, Ltd.	7,875	23,347
Kerry Properties, Ltd.	10,000	23,015
Kingston Financial Group, Ltd.(1)	128,000	39,317
KuangChi Science, Ltd.(1)	120,000	43,746
Li & Fung, Ltd.	80,000	46,020
Link REIT	22,500	129,228
MTR Corp., Ltd.	17,500	79,457

Security	Shares	Value
NWS Holdings, Ltd.	17,000	$25,567
PAX Global Technology, Ltd.	21,000	21,315
PCCW, Ltd.	191,000	114,819
Power Assets Holdings, Ltd.	13,000	118,908
Shangri-La Asia, Ltd.	22,000	20,609
Sino Land Co., Ltd.	22,000	28,378
SJM Holdings, Ltd.	60,000	39,675
Sun Hung Kai Properties, Ltd.	10,000	108,169
Swire Pacific, Ltd., Class A	4,000	38,613
Techtronic Industries Co., Ltd.	19,000	72,582
Television Broadcasts, Ltd.	14,600	50,752
Truly International Holdings, Ltd.	208,000	47,267
VTech Holdings, Ltd.	7,100	71,230
Wynn Macau, Ltd.	36,000	39,074
Yue Yuen Industrial Holdings, Ltd.	10,500	36,196

		$2,597,632

Ireland — 1.9%
CRH PLC	8,138	$215,857
DCC PLC	1,740	134,333
FBD Holdings PLC	1,257	8,794
FleetMatics Group PLC(1)	3,906	169,559
Fly Leasing, Ltd. ADR	2,162	25,425
Glanbia PLC	2,561	48,622
ICON PLC(1)	3,112	205,610
Irish Continental Group PLC	7,510	42,707
Kerry Group PLC, Class A	1,947	158,764
Origin Enterprises PLC	2,844	20,748
Paddy Power PLC	1,739	259,742

		$1,290,161

Israel — 1.9%
Bank Hapoalim B.M.	15,152	$70,379
Bezeq Israeli Telecommunication Corp., Ltd.	88,171	190,075
Check Point Software Technologies, Ltd.(1)	1,877	147,926
Delek Automotive Systems, Ltd.	2,964	26,270
Elbit Systems, Ltd.	1,673	143,153
Gazit-Globe, Ltd.	2,382	18,835
Israel Chemicals, Ltd.	19,219	77,456
Israel Corp., Ltd.	340	57,098
Israel Discount Bank, Ltd., Series A(1)	19,603	32,241
Kenon Holdings, Ltd.(1)	672	6,082
Mizrahi Tefahot Bank, Ltd.	3,293	36,967
Oil Refineries, Ltd.(1)	139,185	57,601
Orbotech, Ltd.(1)	2,016	42,074
Osem Investment, Ltd.	2,955	49,444
Paz Oil Co., Ltd.	464	72,096
Sarine Technologies, Ltd.	23,300	25,395
Teva Pharmaceutical Industries, Ltd. ADR	3,286	202,023

		$1,255,115

Italy — 3.8%
Amplifon SpA	6,312	$52,915
Assicurazioni Generali SpA	4,184	62,822
Astaldi SpA	2,796	14,088
Atlantia SpA	8,036	210,562
Autogrill SpA(1)	4,452	37,838
Banca Monte dei Paschi di Siena SpA(1)	26,721	19,396
Brembo SpA	781	32,044
CIR SpA(1)	19,905	19,204
CNH Industrial NV	8,164	50,932
Davide Campari-Milano SpA	12,105	106,189
DiaSorin SpA	1,529	80,475
Ei Towers SpA	1,018	59,233

Security	Shares	Value
Enel Green Power SpA	15,744	$30,857
Enel SpA	40,911	167,967
ENI SpA	23,333	338,611
EXOR SpA	1,016	33,121
International Game Technology PLC	1,016	14,701
Interpump Group SpA	2,136	27,184
Intesa Sanpaolo SpA	61,402	174,945
Italmobiliare SpA, PFC Shares	1,700	48,045
Luxottica Group SpA	1,065	66,571
Mediaset SpA	10,000	33,569
Moncler SpA	2,104	31,195
Prada SpA	6,900	20,638
Recordati SpA	2,597	64,367
Salvatore Ferragamo SpA	941	21,284
Snam SpA	16,776	94,128
STMicroelectronics NV	20,785	136,013
Telecom Italia SpA(1)	214,684	238,940
Telecom Italia SpA, PFC Shares	105,797	95,213
Terna Rete Elettrica Nazionale SpA	12,961	69,458
Tod’s SpA	213	16,857
Yoox Net-A-Porter Group SpA(1)	851	29,281

		$2,498,643

Japan — 15.6%
Advantest Corp.	3,000	$27,917
Aeon Co., Ltd.	3,200	42,708
Aeon Mall Co., Ltd.	1,300	19,868
Air Water, Inc.	2,000	31,800
Alps Electric Co., Ltd.	1,600	31,722
ANA Holdings, Inc.	11,000	32,285
Anritsu Corp.	3,000	18,590
Asahi Glass Co., Ltd.	6,000	36,583
Asahi Kasei Corp.	9,000	58,476
Astellas Pharma, Inc.	8,900	123,234
Bandai Namco Holdings, Inc.	1,300	29,574
Bank of Yokohama, Ltd. (The)	5,000	26,669
Bridgestone Corp.	1,900	69,221
Canon, Inc.	3,800	106,181
Chiba Bank, Ltd. (The)	4,000	24,743
Chubu Electric Power Co., Inc.	10,800	138,709
Chugai Pharmaceutical Co., Ltd.	1,800	55,143
Citizen Holdings Co., Ltd.	7,100	43,321
Credit Saison Co., Ltd.	1,400	26,322
Daicel Corp.	3,400	50,018
Daido Steel Co., Ltd.	7,000	29,102
Daishi Bank, Ltd. (The)	9,000	34,227
Daito Trust Construction Co., Ltd.	300	38,141
Daiwa House Industry Co., Ltd.	2,000	56,466
Denka Co., Ltd.	9,000	39,887
Denso Corp.	1,100	47,441
Dowa Holdings Co., Ltd.	4,000	27,128
East Japan Railway Co.	1,100	101,110
Eisai Co., Ltd.	1,500	90,666
Electric Power Development Co., Ltd.	4,500	151,825
FamilyMart Co., Ltd.	800	37,437
Fancl Corp.	3,600	47,435
Fast Retailing Co., Ltd.	200	64,669
Fuji Heavy Industries, Ltd.	1,300	53,200
Fuji Oil Holdings, Inc.	3,600	58,972
FUJIFILM Holdings Corp.	2,000	77,276
Fujitsu, Ltd.	8,000	33,407
Fukuoka Financial Group, Inc.	7,000	29,708
Furukawa Electric Co., Ltd.	13,000	26,748

Security	Shares	Value
Gunma Bank, Ltd. (The)	5,000	$27,685
Hirose Electric Co., Ltd.	300	34,091
Hiroshima Bank, Ltd. (The)	6,000	30,038
Hitachi Metals, Ltd.	3,000	33,755
Hitachi, Ltd.	19,000	93,898
Hokuhoku Financial Group, Inc.	15,000	27,824
Honda Motor Co., Ltd.	4,400	119,271
Ibiden Co., Ltd.	2,000	28,173
Idemitsu Kosan Co., Ltd.	4,100	61,495
Ito En, Ltd.	1,400	37,744
ITOCHU Corp.	3,300	38,785
ITOCHU Techno-Solutions Corp.	1,600	25,981
Iyo Bank, Ltd. (The)	4,600	38,994
Japan Airlines Co., Ltd.	1,400	52,547
Japan Real Estate Investment Corp.	6	31,872
Japan Retail Fund Investment Corp.	15	31,774
Japan Tobacco, Inc.	4,400	172,320
JX Holdings, Inc.	32,400	123,736
Kagome Co., Ltd.	1,800	31,090
Kajima Corp.	8,000	45,254
Kakaku.com, Inc.	2,000	38,802
Kamigumi Co., Ltd.	3,000	27,036
Kao Corp.	2,100	112,697
KDDI Corp.	19,100	483,662
Kewpie Corp.	2,100	45,940
Kintetsu Group Holdings Co., Ltd.	8,000	32,989
Kobayashi Pharmaceutical Co., Ltd.	500	42,603
Komatsu, Ltd.	4,100	61,302
Kuraray Co., Ltd.	2,500	30,156
KYORIN Holdings, Inc.	1,300	24,069
Kyowa Hakko Kirin Co., Ltd.	2,000	28,994
Kyushu Electric Power Co., Inc.(1)	11,500	124,274
Lawson, Inc.	500	39,478
Lion Corp.	5,000	46,476
M3, Inc.	1,200	27,523
Mandom Corp.	1,300	53,420
Marubeni Corp.	7,000	33,480
Maruichi Steel Tube, Ltd.	1,200	33,981
Matsumotokiyoshi Holdings Co., Ltd.	900	42,119
Megmilk Snow Brand Co., Ltd.	1,400	36,554
Miraca Holdings, Inc.	1,300	53,650
Mitsubishi Chemical Holdings Corp.	9,000	50,195
Mitsubishi Corp.	2,800	44,884
Mitsubishi Gas Chemical Co., Inc.	6,000	28,678
Mitsubishi Heavy Industries, Ltd.	15,000	58,953
Mitsubishi Motors Corp.	2,000	16,151
Mitsubishi Tanabe Pharma Corp.	3,200	52,582
Mitsubishi UFJ Financial Group, Inc.	24,600	126,146
Mitsui & Co., Ltd.	3,900	44,330
Mizuho Financial Group, Inc.	56,100	97,065
Morinaga Milk Industry Co., Ltd.	7,000	31,941
MS&AD Insurance Group Holdings, Inc.	1,800	48,890
Murata Manufacturing Co., Ltd.	700	80,967
NEC Corp.	15,000	39,728
NGK Spark Plug Co., Ltd.	2,400	56,703
NH Foods, Ltd.	2,000	38,809
Nidec Corp.	500	34,114
Nihon Kohden Corp.	1,400	31,482
Nikon Corp.	4,100	60,317
Nippon Building Fund, Inc.	5	25,861
Nippon Electric Glass Co., Ltd.	5,000	25,878
Nippon Kayaku Co., Ltd.	2,000	21,427
Nippon Paint Holdings Co., Ltd.	2,000	38,229

Security	Shares	Value
Nippon Shinyaku Co., Ltd.	1,000	$34,837
Nippon Shokubai Co., Ltd.	600	39,218
Nippon Telegraph & Telephone Corp.	8,800	374,639
Nissan Chemical Industries, Ltd.	2,000	46,302
Nissan Motor Co., Ltd.	7,300	72,604
Nisshin Seifun Group, Inc.	2,400	38,852
Nissin Foods Holdings Co., Ltd.	1,200	61,171
Nitto Denko Corp.	1,000	57,504
NOF Corp.	4,000	28,426
Nomura Real Estate Holdings, Inc.	1,500	26,342
Nomura Research Institute, Ltd.	1,100	39,917
NTT Data Corp.	1,100	53,003
NTT DoCoMo, Inc.	20,000	443,565
Obayashi Corp.	4,000	36,086
Okinawa Electric Power Co., Inc. (The)	1,300	31,722
Ono Pharmaceutical Co., Ltd.	500	80,581
Oracle Corp. Japan	1,000	45,416
Oriental Land Co., Ltd.	700	44,699
Osaka Gas Co., Ltd.	38,000	144,128
Otsuka Holdings Co., Ltd.	3,800	127,838
Recruit Holdings Co., Ltd.	2,000	63,140
Resona Holdings, Inc.	7,700	35,410
Ricoh Co., Ltd.	4,000	38,674
Rinnai Corp.	600	55,100
San-Ai Oil Co., Ltd.	4,000	31,019
Santen Pharmaceutical Co., Ltd.	4,100	65,497
Sawai Pharmaceutical Co., Ltd.	400	27,739
SECOM Co., Ltd.	500	34,841
Seiko Epson Corp.	2,700	37,862
Sekisui House, Ltd.	2,000	31,482
Sharp Corp.(1)	39,000	45,193
Shimizu Corp.	5,000	38,762
Shin-Etsu Chemical Co., Ltd.	1,700	86,830
Shionogi & Co., Ltd.	1,600	69,823
Shizuoka Bank, Ltd. (The)	5,000	43,648
Showa Denko K.K.	22,000	24,106
Showa Shell Sekiyu K.K.	7,000	57,132
Sojitz Corp.	18,700	40,391
Sompo Japan Nipponkoa Holdings, Inc.	1,600	47,451
Sumitomo Corp.	4,900	48,844
Sumitomo Metal Mining Co., Ltd.	4,000	42,444
Sumitomo Mitsui Financial Group, Inc.	3,000	100,646
Sumitomo Realty & Development Co., Ltd.	1,000	28,032
Taiheiyo Cement Corp.	15,000	43,244
Taisei Corp.	6,000	37,341
Takeda Pharmaceutical Co., Ltd.	3,600	174,326
TDK Corp.	600	32,958
TEIJIN, Ltd.	12,000	43,967
Terumo Corp.	2,500	79,489
Toho Gas Co., Ltd.	4,000	26,307
Tokai Carbon Co., Ltd.	9,000	24,438
Tokio Marine Holdings, Inc.	1,900	67,981
Tokyo Gas Co., Ltd.	46,000	211,952
Tokyu Corp.	4,000	31,176
TonenGeneral Sekiyu K.K.	8,000	65,218
Toppan Printing Co., Ltd.	4,000	34,808
Toray Industries, Inc.	9,000	76,291
Toshiba Corp.(1)	18,000	30,054
Toyo Ink SC Holdings Co., Ltd.	7,000	26,373
Toyo Suisan Kaisha, Ltd.	1,000	34,631
Toyobo Co., Ltd.	18,000	23,663
Toyota Motor Corp.	5,100	307,171
Trend Micro, Inc.(1)	1,000	42,069

Security	Shares	Value
Tsuruha Holdings, Inc.	400	$33,194
Ube Industries, Ltd.	17,000	33,111
Unicharm Corp.	2,800	54,656
UNY Group Holdings Co., Ltd.	4,700	30,111
USS Co., Ltd.	4,300	66,055
West Japan Railway Co.	800	51,831
Yahoo! Japan Corp.	11,200	42,727
Yamato Holdings Co., Ltd.	2,000	43,911
Yamato Kogyo Co., Ltd.	1,000	23,676
Yamazaki Baking Co., Ltd.	2,000	43,626
Zeon Corp.	3,000	20,235

		$10,374,297

Netherlands — 4.0%
Aegon NV	9,795	$55,390
Akzo Nobel NV	2,513	161,201
ASML Holding NV	3,712	340,695
Delta Lloyd NV	1,595	9,436
Fugro NV(1)	4,741	69,852
Gemalto NV	831	49,936
ING Groep NV	22,110	251,884
Koninklijke DSM NV	3,322	161,024
Koninklijke KPN NV	59,030	228,425
Koninklijke Philips NV	10,722	285,524
Koninklijke Vopak NV	2,055	89,383
OCI NV(1)	716	12,958
QIAGEN NV(1)	5,673	129,597
RELX NV	25,398	423,803
Unilever NV	9,430	413,782

		$2,682,890

New Zealand — 1.0%
Auckland International Airport, Ltd.	26,708	$96,356
Contact Energy, Ltd.	23,324	69,718
Fisher & Paykel Healthcare Corp., Ltd.	5,660	31,818
Fletcher Building, Ltd.	17,648	79,116
Kiwi Property Group, Ltd.	88,630	78,916
Ryman Healthcare, Ltd.	7,558	39,455
SKYCITY Entertainment Group, Ltd.	14,241	43,224
Spark New Zealand, Ltd.	34,620	75,726
Trade Me, Ltd.	8,490	22,130
Xero, Ltd.(1)	5,362	58,643
Z Energy, Ltd.	13,924	60,794

		$655,896

Norway — 1.9%
Atea ASA	6,274	$51,069
Austevoll Seafood ASA	4,763	30,562
Borregaard ASA	4,154	21,082
DNB ASA	8,378	101,089
Gjensidige Forsikring ASA	1,701	27,066
Golar LNG, Ltd.	1,000	18,620
Kongsberg Gruppen ASA	3,498	55,783
Leroy Seafood Group ASA	876	33,596
Nordic Semiconductor ASA(1)	6,600	30,851
Opera Software ASA	8,541	43,722
Orkla ASA	16,927	137,133
Prosafe SE	3,357	5,470
Salmar ASA	2,132	42,037
Schibsted ASA, Class B(1)	3,350	94,210
SpareBank 1 SMN	3,485	18,895
SpareBank 1 SR-Bank ASA	3,147	13,025
Statoil ASA	7,438	101,778
Stolt-Nielsen, Ltd.	2,728	31,329

Security	Shares	Value
Telenor ASA	8,446	$137,773
Veidekke ASA	9,393	117,667
XXL ASA(2)	3,700	38,943
Yara International ASA	3,528	133,746

		$1,285,446

Portugal — 1.0%
Banco BPI SA(1)	11,996	$13,128
EDP-Energias de Portugal SA	53,769	187,765
Galp Energia SGPS SA, Class B	9,466	112,311
Jeronimo Martins SGPS SA	7,890	110,036
NOS SGPS SA	22,214	161,205
Pharol SGPS SA(1)	43,046	11,182
Portucel SA	19,411	64,980

		$660,607

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$38,533
Biosensors International Group, Ltd.(1)	139,900	75,853
Boustead Singapore, Ltd.	20,000	11,148
CapitaLand Mall Trust	33,000	46,364
China Everbright Water, Ltd.(1)	38,600	12,839
ComfortDelGro Corp., Ltd.	31,100	62,147
DBS Group Holdings, Ltd.	3,900	38,771
Ezra Holdings, Ltd.(1)	36,400	1,476
Flextronics International, Ltd.(1)	17,512	183,526
Genting Singapore PLC	74,000	36,910
Hutchison Port Holdings Trust	44,000	21,024
International Healthway Corp, Ltd.(1)	437,100	21,187
Keppel Infrastructure Trust	95,400	30,877
Mapletree Commercial Trust	29,000	27,256
Oversea-Chinese Banking Corp., Ltd.	10,400	58,199
Petra Foods, Ltd.	10,000	16,229
Singapore Exchange, Ltd.	7,000	34,872
Singapore Press Holdings, Ltd.	41,000	102,915
Singapore Technologies Engineering, Ltd.	29,000	58,825
Singapore Telecommunications, Ltd.	78,300	194,157
Venture Corp., Ltd.	7,000	38,351
Wilmar International, Ltd.	75,000	151,638

		$1,263,097

Spain — 3.6%
Abertis Infraestructuras SA	6,152	$91,655
Almirall SA	2,800	54,059
Amadeus IT Holding SA, Class A	7,299	298,082
Banco Santander SA	33,878	145,182
Bankia SA	14,959	14,886
CaixaBank SA	24,878	75,586
Ebro Foods SA	3,470	68,008
Enagas SA	2,600	75,624
Ence Energia y Celulosa SA	9,300	29,657
Ferrovial SA	6,364	139,453
Grifols SA	8,178	170,685
Iberdrola SA	26,621	187,126
Industria de Diseno Textil SA	8,791	289,305
Pharma Mar SA(1)	11,000	27,936
Red Electrica Corp. SA	1,282	103,796
Repsol SA	20,498	212,533
Telefonica SA	21,727	229,317
Tubacex SA	12,500	22,589
Viscofan SA	1,824	109,327
Zardoya Otis SA	6,587	69,393

		$2,414,199

Security	Shares	Value
Sweden — 3.9%
Assa Abloy AB, Class B	2,883	$61,106
Axfood AB	2,772	48,500
BillerudKorsnas AB	8,829	140,690
Castellum AB	1,757	26,194
Elekta AB, Class B	23,297	173,739
Fabege AB	2,133	33,069
Hennes & Mauritz AB, Class B	8,337	273,013
Hexpol AB	9,658	85,703
Holmen AB, Class B	4,278	122,609
ICA Gruppen AB	890	31,477
Industrivarden AB, Class C	2,456	38,898
Lundin Petroleum AB(1)	6,164	88,624
Meda AB, Class A	11,337	122,006
Sandvik AB	2,450	20,502
Skandinaviska Enskilda Banken AB, Class A	3,470	33,446
Skanska AB, Class B	7,392	142,618
SKF AB, Class B	2,244	34,225
Svenska Cellulosa AB SCA, Class B	8,499	251,890
Svenska Handelsbanken AB, Class A	5,337	67,152
Swedbank AB, Class A	4,442	93,161
Telefonaktiebolaget LM Ericsson, Class B	36,080	320,480
TeliaSonera AB	67,805	320,242
Volvo AB	3,350	30,428
Wihlborgs Fastigheter AB	1,547	29,721

		$2,589,493

Switzerland — 7.9%
Allreal Holding AG	214	$28,224
Alpiq Holding, Ltd.	241	24,774
Ascom Holding AG	1,636	26,115
Baloise Holding AG	178	21,820
Bucher Industries AG	89	18,249
Burckhardt Compression Holdings AG	55	17,171
Clariant AG	2,800	45,722
Compagnie Financiere Richemont SA, Class A	6,963	452,566
Daetwyler Holding AG	260	33,192
DKSH Holding AG	352	21,674
dorma+kaba Holding AG	61	37,683
Dufry AG(1)	429	46,518
EFG International AG	2,438	21,254
Ems-Chemie Holding AG	96	40,295
Flughafen Zuerich AG	75	55,299
Gategroup Holding AG	975	36,042
Geberit AG	325	115,202
Givaudan SA	114	213,486
Inficon Holding AG	86	24,405
Julius Baer Group, Ltd.	2,361	100,217
Komax Holding AG	194	41,182
Kuehne & Nagel International AG	665	88,013
Kuoni Reisen Holding AG	68	21,166
Mobimo Holding AG	139	29,346
Nestle SA	12,024	885,836
Novartis AG	7,182	556,414
Panalpina Welttransport Holding AG	330	32,033
Pargesa Holding SA	333	19,408
Partners Group Holding AG	109	39,311
PSP Swiss Property AG	420	35,791
Roche Holding AG PC	644	166,812
Schindler Holding AG	405	62,586
Schindler Holding AG PC	535	81,988
Schmolz & Bickenbach AG(1)	21,068	10,114

Security	Shares	Value
SGS SA	46	$89,399
Sika AG	16	57,258
Sulzer AG	480	43,777
Swatch Group, Ltd. (The)	458	30,395
Swatch Group, Ltd. (The), Bearer Shares	442	151,168
Swiss Life Holding AG	399	101,707
Swiss Prime Site AG	678	54,259
Swiss Re AG	2,119	197,250
Swisscom AG	516	256,671
Syngenta AG	1,392	512,555
Temenos Group AG	1,230	59,786
Valiant Holding AG	270	29,463
Valora Holding AG	105	21,622
Zehnder Group AG	691	24,340
Zurich Insurance Group AG	620	137,433

		$5,216,991

United Kingdom — 15.1%
Anglo American PLC	11,476	$45,775
Antofagasta PLC	7,900	43,112
AstraZeneca PLC	5,032	324,013
Auto Trader Group PLC(2)	11,750	65,960
Aviva PLC	8,154	56,236
Babcock International Group PLC	3,446	45,158
BAE Systems PLC	15,161	112,128
Bellway PLC	1,375	54,598
Berendsen PLC	1,721	26,836
Berkeley Group Holdings PLC	1,125	56,876
BP PLC	80,176	432,968
British American Tobacco PLC	7,891	439,714
British Land Co. PLC (The)	2,591	27,447
BT Group PLC	25,356	176,468
Bunzl PLC	1,400	37,454
Burberry Group PLC	1,881	32,235
Capita PLC	2,374	39,961
Carnival PLC	758	37,813
Cineworld Group PLC	5,166	37,278
Close Brothers Group PLC	1,265	23,307
Cobham PLC	11,321	41,102
Compass Group PLC	7,415	127,611
Croda International PLC	1,406	57,421
Daily Mail & General Trust PLC, Class A	2,268	21,962
Diageo PLC	9,957	268,057
Dixons Carphone PLC	9,300	63,072
easyJet PLC	2,278	50,496
Elementis PLC	6,330	19,440
Essentra PLC	5,799	60,941
Experian PLC	8,507	145,120
FirstGroup PLC(1)	13,353	17,784
Fresnillo PLC	6,282	65,024
G4S PLC	13,501	43,830
Galliford Try PLC	1,478	31,413
GlaxoSmithKline PLC	37,061	763,474
Grainger PLC	8,181	27,022
Greene King PLC	2,038	25,672
Halma PLC	10,346	123,802
Hammerson PLC	3,110	25,981
Howden Joinery Group PLC	5,263	37,697
HSBC Holdings PLC	38,852	274,004
IMI PLC	3,100	35,796
Inchcape PLC	4,400	45,242
Inmarsat PLC	3,236	50,949

Security	Shares	Value
Intertek Group PLC	1,447	$58,648
Intu Properties PLC	6,028	25,796
Kcom Group PLC	18,722	31,100
Keller Group PLC	1,779	20,810
Kingfisher PLC	14,750	69,024
Laird PLC	12,084	61,452
Land Securities Group PLC	1,680	26,348
Legal & General Group PLC	20,937	73,077
Lloyds Banking Group PLC	141,652	132,708
LondonMetric Property PLC	12,704	29,388
Marks & Spencer Group PLC	9,753	59,219
Marston’s PLC	12,099	27,277
Melrose Industries PLC	1,583	6,749
Micro Focus International PLC	3,386	67,067
Mitchells & Butlers PLC	4,075	16,917
Mitie Group PLC	5,571	22,507
Moneysupermarket.com Group PLC	16,319	78,961
National Grid PLC	54,281	764,749
NCC Group PLC	10,809	48,769
Next PLC	458	45,395
Oxford Instruments PLC	2,226	23,306
Paragon Group of Cos. PLC (The)	4,937	22,252
Pearson PLC	3,435	38,779
Persimmon PLC	2,000	58,359
Phoenix Group Holdings	2,631	32,617
Playtech PLC	4,633	50,914
Premier Farnell PLC	16,026	23,041
Provident Financial PLC	887	37,310
QinetiQ Group PLC	8,311	27,569
Randgold Resources, Ltd.	1,173	83,248
Reckitt Benckiser Group PLC	1,565	139,193
RELX PLC	3,294	57,956
Renishaw PLC	1,543	40,197
Rentokil Initial PLC	15,781	35,333
Rexam PLC	7,065	60,576
Rio Tinto PLC	9,093	222,976
Rotork PLC	7,570	18,535
Royal Dutch Shell PLC, Class A	24,804	541,856
Royal Mail PLC	6,900	45,363
RPC Group PLC	7,000	75,198
RSA Insurance Group PLC	3,640	21,732
Sage Group PLC (The)	21,278	189,674
SDL PLC	5,875	37,633
Segro PLC	5,128	32,181
Shaftesbury PLC	2,677	32,136
Sky PLC	3,598	55,670
Smiths Group PLC	1,428	19,320
Spectris PLC	1,770	40,095
Spirent Communications PLC	26,820	28,393
SSE PLC	15,241	316,241
Standard Chartered PLC	5,939	40,064
Tate & Lyle PLC	2,622	23,495
Travis Perkins PLC	2,060	53,900
TT Electronics PLC	8,490	19,241
UBM PLC	2,729	20,415
Ultra Electronics Holdings PLC	1,034	28,133
Unilever PLC	4,757	209,140
Victrex PLC	2,610	57,941
Vodafone Group PLC	273,699	879,764
William Hill PLC	6,621	36,860
WS Atkins PLC	1,397	28,853
Xaar PLC	3,933	26,922

Security	Shares	Value
Xchanging PLC	11,221	$30,321

		$10,066,912

Total Common Stocks (identified cost $69,802,695)		$65,373,532

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(3)	$216	$215,807

Total Short-Term Investments (identified cost $215,807)		$215,807

Total Investments — 98.6% (identified cost $70,018,502)		$65,589,339

Other Assets, Less Liabilities — 1.4%		$925,696

Net Assets — 100.0%		$66,515,035

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $104,903 or 0.2% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $180.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.0%	$22,607,161
Japanese Yen	15.6	10,374,297
British Pound Sterling	15.4	10,246,759
Australian Dollar	8.3	5,483,148
Swiss Franc	8.0	5,298,784
Swedish Krona	3.9	2,589,493
Hong Kong Dollar	3.4	2,259,151
United States Dollar	2.4	1,605,414
Danish Krone	1.9	1,280,771
Norwegian Krone	1.9	1,266,826
Singapore Dollar	1.6	1,083,942
Israeli Shekel	1.2	837,697
New Zealand Dollar	1.0	655,896

Total Investments	98.6%	$65,589,339

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.7%	$7,800,728
Industrials	11.6	7,698,674
Consumer Discretionary	11.3	7,529,242
Consumer Staples	11.2	7,430,412
Telecommunication Services	10.2	6,808,567
Health Care	9.9	6,579,266
Materials	9.4	6,263,115
Information Technology	9.1	6,038,324
Utilities	8.1	5,346,369
Energy	5.8	3,878,835
Short-Term Investments	0.3	215,807

Total Investments	98.6%	$65,589,339

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,182,962

Gross unrealized appreciation	$6,738,406
Gross unrealized depreciation	(11,332,029)

Net unrealized depreciation	$(4,593,623)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$213,426	$20,160,644		$—	$20,374,070
Developed Europe	433,915	43,310,432		—	43,744,347
Developed Middle East	392,023	863,092		—	1,255,115
Total Common Stocks	$1,039,364	$64,334,168	*	$—	$65,373,532
Short-Term Investments	$—	$215,807		$—	$215,807
Total Investments	$1,039,364	$64,549,975		$—	$65,589,339

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016